Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704
December 31, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1090
Re: Schroder Capital Funds (Delaware) (File Nos. 2-34215; 811-1911)
Ladies and Gentlemen:
     Transmitted herewith for filing by means of electronic submission on behalf of Schroder Capital Funds (Delaware) (the “Trust”) is Post-Effective Amendment No. 92 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), on Form N-1A.
     The Amendment is being submitted in connection with the Trust’s annual update. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that the Amendment become effective on March 1, 2010.
     No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (212) 596-9677 or to my colleague Chris Perriello at (617) 951-7162.

Regards,
/s/ DAVID J. MARCINKUS
David J. Marcinkus

Enclosure

Cc:	Carin F. Muhlbaum, Esq.
Alan M. Mandel
Abby Ingber, Esq.
Angel Lanier
Timothy W. Diggins, Esq.
Chris Perriello, Esq.